Property and Equipment, net	6 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, Net

6. Property and Equipment, net

Property and Equipment, stated at cost less accumulated depreciation, consisted of the following as of September 30, 2025 and March 31, 2025:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Machineries and equipment	1,972,307	-
Less: accumulated depreciation	-	-
Machineries and equipment, net	1,972,307	-

Depreciation expenses of machineries and equipment totaled nil for the six months ended September 30, 2025 and 2024.